Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Disclosure of information about other related party transactions

	Consolidated entity
	31 December	31 December
	2019	2018
	$	$
Sales and purchases of goods and services
Purchases of various goods and services from entities controlled by key management personnel (i)	90,500	83,425